DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2018
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION
DEPRECIATION AND AMORTIZATION
The components of depreciation and amortization expense are as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Depreciation and amortization of real estate assets	$264	$244	$212
Depreciation and amortization of non-real estate assets	44	31	28
Total depreciation and amortization	$308	$275	$240